Federated Hermes SDG Engagement High Yield Credit Fund Investment Strategy - Class A and C Shares [Member] - Federated Hermes SDG Engagement High Yield Credit Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield fixed-income securities (also known as “junk bonds”), which include debt securities issued by U.S. or foreign businesses (including emerging market debt securities). The Fund’s investment adviser or sub-adviser (as applicable, the “Adviser”) selects securities that it believes have attractive risk-return characteristics. The Adviser’s securities selection process includes an analysis of the issuer’s financial condition, business and product strength, competitive position and management expertise. The Adviser does not limit the Fund’s investments to securities of a particular maturity range or duration. In managing the assets of the Fund, the Adviser will seek to invest in securities that, in its view, provide the potential for current income and long-term capital appreciation while also contributing to positive societal impact aligned to the United Nations Sustainable Development Goals (the “UN Sustainable Development Goals”) (as outlined in further detail below).[1] It will do so by performing bottom-up fundamental analysis of financial criteria such as balance sheet quality, franchise value (i.e., brand strength and sustainability of the business model) and quality of management. This fundamental, bottom-up analysis of individual credit will be used to generate returns through anticipated price changes. At the same time, the Adviser will analyze securities to seek to identify whether their market price is reflective of the value of the issuer of the securities (as determined by the fundamental analysis outlined above and when taking market news into account). In addition, the Adviser intends to use a wider analysis of general economic conditions for portfolio risk management purposes. The Adviser intends to diversify the Fund’s portfolio across different geographic regions and industries. 1Please refer to https://sustainabledevelopment.un.org/?menu=1300 for further information on the United Nations Sustainable Development Goals The Adviser will use the UN Sustainable Development Goals and targets as a framework for identifying, articulating and measuring positive impact opportunities within the companies it chooses to invest. In addition to quantitative financial indicators and metrics, qualitative criteria will include assessment of company management competence, integrity, vision and potential. The Fund will not be subject to any limitation on the types of companies in which it may invest (either in terms of industry or focus) so long as these companies are viewed by the Adviser to provide the potential for current income and long-term capital appreciation while also offering potential to contribute to positive societal impact aligned to the UN Sustainable Development Goals. The Fund will, however, exclude companies that generate revenue from the manufacture of tobacco or controversial weapons, or by providing either an essential and/or tailor-made product or service to the manufacturers of controversial weapons. Controversial weapons may include anti-personnel mines, cluster munitions, depleted uranium, nuclear weapons, white phosphorous and chemical and biological weapons. The Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective. The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investments(s) underlying the derivative or hybrid instrument. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income investments rated below investment grade. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in fixed-income investments rated below investment grade. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.